STAPLED UNITHOLDERS' EQUITY - Stapled unit offerings (Details) - Issued capital - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Executive Deferred Stapled Unit Plan
Stapled units offering units	136,000	3,979,000
Price per unit issued (in cad per unit)		$ 79.50
Proceeds from units issue		$ 316.3
Issuance costs of units		13.2
Net proceeds after deducting offering cost		$ 303.1
Bought Deal Equity Offering
Executive Deferred Stapled Unit Plan
Stapled units offering units	0
Underwriter over allotment option
Executive Deferred Stapled Unit Plan
Stapled units offering units		519,000